Loans Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Loans Receivable [Abstract]
Schedule of Loans Receivable

At June 30, 2026 and December 31, 2025, loans receivable consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Guangxi Beihengda Mining Co., Ltd. (1)	$-	$5,290,930
Beijing Liansheng Innovation Technology Co., Ltd (2)	294,764	285,996
Guangzhou Ruilide Information System Co., Ltd (3)	-	443,294
Xinjiang New Thai Hua Construction Engineering Co., Ltd (4)	294,764	285,996
Total loan receivable	589,528	6,306,216
Less: current portion	589,528	6,020,220
Non-current loan receivable	$-	$285,996